Summary of Net Securities Gains (Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of financial assets [line items]
Total	$ 30	$ 10	$ 3	$ 8
Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets [line items]
Total		4	(61)	4
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Total	$ 30	$ 6	$ 64	$ 4